SHARE BASED COMPENSATION - Share-based compensation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
SHARE-BASED COMPENSATION
Share-based compensation expenses		¥ 177,262	¥ 122,636	¥ 75,736
Income tax benefit		0	0	0
Processing and servicing cost
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 1,504	10,472	8,111	5,916
Sales and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	4,110	28,611	18,223	6,611
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	6,173	42,977	33,169	17,089
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	$ 13,675	¥ 95,202	¥ 63,133	¥ 46,120